Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

March 31, 2020

VIPCAP-QTLY-0520
1.814640.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Australia - 1.5%
CSL Ltd.	30,885	$5,636,138
Bailiwick of Jersey - 1.1%
Experian PLC	153,400	4,263,191
Bermuda - 0.9%
IHS Markit Ltd.	59,900	3,594,000
Brazil - 1.0%
BM&F BOVESPA SA	543,900	3,757,820
Canada - 7.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	121,700	2,866,734
Brookfield Asset Management, Inc. Class A	102,900	4,553,325
Canadian National Railway Co.	62,600	4,894,392
Canadian Pacific Railway Ltd.	19,500	4,303,080
Constellation Software, Inc.	4,770	4,335,199
Thomson Reuters Corp.	59,900	4,081,015
Waste Connection, Inc. (Canada)	47,150	3,658,623

TOTAL CANADA		28,692,368

Cayman Islands - 7.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	56,330	10,955,058
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	35,300	3,820,872
Shenzhou International Group Holdings Ltd.	335,300	3,517,319
Tencent Holdings Ltd.	198,550	9,813,853

TOTAL CAYMAN ISLANDS		28,107,102

China - 2.1%
Kweichow Moutai Co. Ltd. (A Shares)	21,644	3,395,197
Ping An Insurance Group Co. of China Ltd. (H Shares)	482,500	4,712,221

TOTAL CHINA		8,107,418

Denmark - 3.7%
DSV A/S	47,500	4,319,131
Novo Nordisk A/S Series B	97,900	5,846,205
ORSTED A/S (b)	39,500	3,866,957

TOTAL DENMARK		14,032,293

Finland - 1.0%
Kone OYJ (B Shares)	68,900	3,858,451
France - 14.4%
Air Liquide SA	38,610	4,928,470
Dassault Systemes SA	27,600	4,029,355
Edenred SA	91,313	3,789,443
Hermes International SCA	5,857	3,985,169
Kering SA	8,931	4,656,740
L'Oreal SA	19,640	5,083,046
LVMH Moet Hennessy Louis Vuitton SE	16,221	5,949,076
Pernod Ricard SA	28,900	4,101,960
Safran SA	43,600	3,862,836
Sanofi SA	65,100	5,636,027
SR Teleperformance SA	20,300	4,204,472
VINCI SA	56,760	4,637,822

TOTAL FRANCE		54,864,416

Germany - 5.9%
adidas AG	20,473	4,545,567
Deutsche Borse AG	31,400	4,313,860
SAP SE	54,000	6,028,990
Symrise AG	37,200	3,441,331
Vonovia SE	85,500	4,253,072

TOTAL GERMANY		22,582,820

Hong Kong - 1.6%
AIA Group Ltd.	662,400	5,931,554
India - 4.3%
HDFC Bank Ltd.	314,250	3,595,889
Housing Development Finance Corp. Ltd.	204,055	4,423,002
Kotak Mahindra Bank Ltd.	217,847	3,747,403
Reliance Industries Ltd.	314,100	4,643,150

TOTAL INDIA		16,409,444

Indonesia - 1.1%
PT Bank Central Asia Tbk	2,495,900	4,227,421
Ireland - 3.1%
Kerry Group PLC Class A	35,430	4,135,614
Kingspan Group PLC (Ireland)	73,500	3,963,454
Linde PLC	20,940	3,622,620

TOTAL IRELAND		11,721,688

Italy - 1.2%
Enel SpA	660,200	4,553,959
Japan - 2.4%
Hoya Corp.	49,000	4,192,513
Keyence Corp.	14,916	4,831,660

TOTAL JAPAN		9,024,173

Netherlands - 7.3%
Adyen BV (a)(b)	4,429	3,730,306
ASML Holding NV (Netherlands)	23,500	6,194,950
Ferrari NV	27,400	4,220,558
Unilever NV	126,600	6,222,553
Wolters Kluwer NV	56,732	4,022,927
Yandex NV Series A (a)	107,200	3,650,160

TOTAL NETHERLANDS		28,041,454

Spain - 4.2%
Amadeus IT Holding SA Class A	83,230	3,917,542
Cellnex Telecom SA (b)	83,659	3,794,980
Ferrovial SA	163,128	3,872,127
Iberdrola SA	472,120	4,617,812

TOTAL SPAIN		16,202,461

Sweden - 3.2%
ASSA ABLOY AB (B Shares)	213,500	3,985,770
Atlas Copco AB (A Shares)	131,900	4,386,236
Hexagon AB (B Shares)	93,600	3,957,893

TOTAL SWEDEN		12,329,899

Switzerland - 9.1%
Givaudan SA	1,219	3,750,835
Nestle SA (Reg. S)	99,090	10,143,625
Partners Group Holding AG	5,901	4,040,213
Roche Holding AG (participation certificate)	26,320	8,468,250
Sika AG	23,840	3,914,834
Temenos Group AG	32,407	4,224,240

TOTAL SWITZERLAND		34,541,997

Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	922,000	8,290,404
United Kingdom - 8.4%
Aon PLC	21,300	3,515,352
AstraZeneca PLC (United Kingdom)	69,000	6,147,823
Atlassian Corp. PLC (a)	24,800	3,404,048
Compass Group PLC	290,501	4,526,038
Diageo PLC	168,796	5,352,441
London Stock Exchange Group PLC	48,300	4,320,715
RELX PLC (London Stock Exchange)	212,144	4,527,670
Rentokil Initial PLC	44,334	211,739

TOTAL UNITED KINGDOM		32,005,826

United States of America - 4.9%
MasterCard, Inc. Class A	15,490	3,741,764
MercadoLibre, Inc. (a)	7,700	3,762,066
NextEra Energy, Inc.	15,530	3,736,829
NICE Systems Ltd. sponsored ADR (a)(c)	26,100	3,746,916
Visa, Inc. Class A	23,380	3,766,986

TOTAL UNITED STATES OF AMERICA		18,754,561

TOTAL COMMON STOCKS
(Cost $350,307,981)		379,530,858

Money Market Funds - 1.0%
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)
(Cost $3,751,841)	3,751,389	3,752,139
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $354,059,822)		383,282,997
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,988,179)
NET ASSETS - 100%		$381,294,818

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,392,243 or 3.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,227
Fidelity Securities Lending Cash Central Fund	13,578
Total	$41,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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